Consolidated Cash Flow Statement Unaudited - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Profit before tax	£ 993	£ 784
Adjustments for:
Non-cash items included in profit	698	347
Change in operating assets	(4,748)	5,660
Change in operating liabilities	(8,081)	(1,695)
Corporation taxes paid	(222)	(153)
Effects of exchange rate differences	1,703	(692)
Net cash flows from operating activities	(9,657)	4,251
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(264)	(352)
Proceeds from sale of property, plant and equipment and intangible assets	103	272
Purchase of financial assets at amortised cost and financial assets at FVOCI	(1,146)	(1,016)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	2,421	3,790
Net cash flows from investing activities	1,114	2,694
Cash flows from financing activities
Issue of other equity instruments	750	450
Issue of debt securities and subordinated notes	5,352	2,186
Issuance costs of debt securities and subordinated notes	(10)	(3)
Repayment of debt securities and subordinated notes	(3,138)	(8,768)
Disposal of non-controlling interests	(235)	0
Repurchase of other equity instruments	(750)	(500)
Dividends paid on ordinary shares	(397)	0
Dividends paid on other equity instruments	(76)	(73)
Dividends paid on non-controlling interests	(17)	(17)
Principal elements of lease payments	(33)	(13)
Net cash flows from financing activities	1,446	(6,738)
Change in cash and cash equivalents	(7,097)	207
Cash and cash equivalents at beginning of the period	51,787	49,221
Effects of exchange rate changes on cash and cash equivalents	38	(11)
Cash and cash equivalents at the end of the period	44,728	49,417
Cash and cash equivalents consist of:
Cash and balances at central banks	45,172	41,022
Less: restricted balances	(2,154)	(1,694)
Cash and bank balances at central banks less regulatory minimum cash balances	43,018	39,328
Other cash equivalents: Loans and advances to banks - Non trading	829	1,642
Other cash equivalents: Reverse repurchase agreements	881	8,447
Cash and cash equivalents at the end of the period	£ 44,728	£ 49,417